Additional paid-in capital (Details 3) - Options Held [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Risk-free interest rate	3.75%	4.13%	4.15%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 years	4 years 2 months 12 days	4 years 10 months 24 days
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	302.00%	167.00%	145.00%
Forfeiture rate	0.00%	0.00%	0.00%